BORROWINGS - Disclosure of Borrowings (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Financial Instruments [Abstract]
Borrowings - beginning of year	$ 96,356	$ 103,457
Change in fair value of debt	57,956	(7,101)
Borrowings - end of year	$ 154,312	$ 96,356